UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Millions	Total	Common shares	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2024		244,926,821
Beginning balance at Dec. 31, 2024	$ 993.3	$ 26.5	$ (20.9)	$ 340.8	$ 1,923.7	$ (1,276.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of treasury shares	0.0	$ (2.0)	2.0
Repurchase of treasury shares (in shares)		(50,000)
Repurchase of treasury shares	(0.2)		(0.2)
Movement in treasury shares (in shares)		(5,568,265)
Movement in treasury shares	0.0		(0.6)	0.6
Share-based compensation	3.4			3.4
Distribution to shareholders	(4.7)				(4.7)
Total comprehensive (loss) income	(16.9)					(16.9)
Ending balance (in shares) at Mar. 31, 2025		239,308,556
Ending balance at Mar. 31, 2025	974.9	$ 24.5	(19.7)	344.8	1,919.0	(1,293.7)
Beginning balance (in shares) at Dec. 31, 2024		244,926,821
Beginning balance at Dec. 31, 2024	993.3	$ 26.5	(20.9)	340.8	1,923.7	(1,276.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to shareholders	(4.7)
Total comprehensive (loss) income	18.2
Ending balance (in shares) at Jun. 30, 2025		236,224,866
Ending balance at Jun. 30, 2025	1,012.6	$ 24.5	(20.0)	347.7	1,919.0	(1,258.6)
Beginning balance (in shares) at Mar. 31, 2025		239,308,556
Beginning balance at Mar. 31, 2025	974.9	$ 24.5	(19.7)	344.8	1,919.0	(1,293.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)		(3,083,690)
Movement in treasury shares	0.0		(0.3)	0.3
Share-based compensation	2.6			2.6
Total comprehensive (loss) income	35.1					35.1
Ending balance (in shares) at Jun. 30, 2025		236,224,866
Ending balance at Jun. 30, 2025	1,012.6	$ 24.5	(20.0)	347.7	1,919.0	(1,258.6)
Beginning balance (in shares) at Dec. 31, 2025		307,215,419
Beginning balance at Dec. 31, 2025	1,222.6	$ 31.6	(18.1)	521.9	1,919.0	(1,231.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation (in shares)		485,656
Share-based compensation	3.6		2.0	1.6
Total comprehensive (loss) income	(29.0)					(29.0)
Ending balance (in shares) at Mar. 31, 2026		307,701,075
Ending balance at Mar. 31, 2026	1,197.2	$ 31.6	(16.1)	523.5	1,919.0	(1,260.8)
Beginning balance (in shares) at Dec. 31, 2025		307,215,419
Beginning balance at Dec. 31, 2025	$ 1,222.6	$ 31.6	(18.1)	521.9	1,919.0	(1,231.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)	1,700,000
Total comprehensive (loss) income	$ (270.4)
Ending balance (in shares) at Jun. 30, 2026		308,512,741
Ending balance at Jun. 30, 2026	961.6	$ 31.6	(6.4)	519.6	1,919.0	(1,502.2)
Beginning balance (in shares) at Mar. 31, 2026		307,701,075
Beginning balance at Mar. 31, 2026	$ 1,197.2	$ 31.6	(16.1)	523.5	1,919.0	(1,260.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Movement in treasury shares (in shares)	1,700,000	(1,700,000)
Movement in treasury shares	$ 0.0		(0.2)	0.2
Share based compensation (in shares)		2,511,666
Share-based compensation	5.8		9.9	(4.1)
Total comprehensive (loss) income	(241.4)					(241.4)
Ending balance (in shares) at Jun. 30, 2026		308,512,741
Ending balance at Jun. 30, 2026	$ 961.6	$ 31.6	$ (6.4)	$ 519.6	$ 1,919.0	$ (1,502.2)